Reconciliation of Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities, Including Both Cash and Non-cash Changes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities		$ 142,083
Net proceeds / (repayment)	$ 10,720,456	4,724,658	$ 109,867,301
Liabilities arising from financing activities			142,083
Lease Liabilities Current
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities	215,671	199,124	271,624
Interest paid	(10,411)	(12,544)	(21,510)
Net proceeds / (repayment)	(296,920)	(262,798)	(353,649)
Additions / (Transfer)	307,436	293,460	281,149
Others	(2,663)	(14,115)
Interest expense	13,074	12,544	21,510
Liabilities arising from financing activities	226,187	215,671	199,124
Lease Liabilities Non-Current
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities			281,149
Additions / (Transfer)			(281,149)
Current Borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities	7,748,831		2,900,971
Interest paid	(3,318,576)	(2,338,715)	(484,043)
Net proceeds / (repayment)			(2,571,701)
Additions / (Transfer)	(6,501,167)	7,626,678
Interest expense	3,871,299	2,460,868	154,773
Liabilities arising from financing activities	1,800,387	7,748,831
Current Borrowings From Related Parties
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities			617,912
Interest paid			(117,986)
Net proceeds / (repayment)			(550,000)
Interest expense			50,074
Long-Term Borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities	29,656,133	30,857,309	15,183,421
Net proceeds / (repayment)	(12,000,000)	5,000,000	15,939,643
Additions / (Transfer)	6,501,167	(7,484,595)	(688,324)
Others	198,842	88,866	(124,827)
Interest expense	442,410	1,194,553	547,396
Liabilities arising from financing activities	24,798,552	29,656,133	30,857,309
Interest Payables
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities		142,083	735,510
Net proceeds / (repayment)			(1,680,628)
Additions / (Transfer)		(142,083)
Interest expense			1,087,201
Liabilities arising from financing activities			$ 142,083
Financial Liabilities at Fair Value Through Profit or Loss
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities	90,213
Net proceeds / (repayment)	3,465,180
Others	(3,466,999)
Liabilities arising from financing activities	$ 88,394	$ 90,213